Income tax - Movements in deferred tax assets (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2019		Sep. 30, 2018
Movements
Opening balance		$ 1,180	[1]	$ 1,112
Impact on adoption of new accounting standards		300
Restated opening balance		1,480		1,112
Recognised in the income statements		472		84
Recognised in other comprehensive income		117		(16)
Set-off of deferred tax assets and deferred tax liabilities		(21)
Closing balance	[1]	2,048		1,180
Parent Entity
Movements
Opening balance		1,102	[1]	1,053
Impact on adoption of new accounting standards		258
Restated opening balance		1,360		1,053
Recognised in the income statements		476		100
Recognised in other comprehensive income		109		(13)
Set-off of deferred tax assets and deferred tax liabilities		(20)		(38)
Closing balance	[1]	$ 1,925		$ 1,102

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.